Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]

	September 30,
	2012	2011

Warrants, options and stock-based compensation	2,895	137
Convertible debt	11,414	10,972
Convertible preferred stock	4,229	4,229
	18,538	15,338